Financial Instruments and Derivatives - Credit Risk (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Risk Exposure Associated With Instruments Sharing Characteristic, Expected Credit Loss, Percent	0.60%	2.95%
Credit risk | Investment grade
Disclosure of credit risk exposure [line items]
Concentration percentage	95.00%
Credit risk | More than 90 days | Trade receivables
Disclosure of credit risk exposure [line items]
Concentration percentage	5.00%	5.00%